CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Allowance for credit losses | ¥	¥ 38,024	¥ 35,242
Accounts receivable, amounts billed through RONG360 | ¥	0	423
Accounts payable, billed through related party, current | ¥	0	1,820
Accounts payable	96,211	108,249
Advances from customers	52,786	51,635
Tax payable	10,501	9,939
Accrued expenses and other current liabilities	120,143	95,868
Deferred tax liabilities	80	141
Other non-current liabilities	¥ 217	¥ 11,046
Ordinary shares, shares issued (in shares)	421,218,860	430,463,797
Ordinary shares, shares outstanding (in shares)	400,523,605	372,470,225
Treasury stock (in shares)	20,695,255	57,993,572
VIEs
Accounts payable	¥ 11,549	¥ 11,121
Advances from customers	413	559
Tax payable | ¥	9,701	8,006
Accrued expenses and other current liabilities	2,325	5,296
Deferred tax liabilities | ¥	0	0
Other non-current liabilities | ¥	¥ 0	¥ 0
Class A ordinary shares
Ordinary shares, shares issued (in shares)	421,218,860	361,092,832
Ordinary shares, shares outstanding (in shares)	400,523,605	303,099,260
Class B ordinary shares
Ordinary shares, shares issued (in shares)	0	69,370,965
Ordinary shares, shares outstanding (in shares)		69,370,965